SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related parties		¥ 362,532	¥ 284,306	¥ 28,148
Sugimoto Hiroyuki [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		69	133	57
Yuto Yoshiyuki [Member] | Real Estate Management Income And Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		2,013	63	1,210
Watanabe Takahide [Member] | Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		1,314	1,314	1,314
SYW [Member] | Real Estate Management Income And Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		28,010	26,789	6,769
GARNET [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties			4,996	6,665
SYNS [Member] | Real Estate Management Income And Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[1]	¥ 331,126	¥ 251,011	¥ 12,133

[1]	Real estate properties sold to SYNS had been sold to third party customers within the same period.